Condensed Statement of Changes in Stockholders' Equity - USD ($)		Total	Common Stock Class A Common Stock	Common Stock Class B Common Stock		Additional Paid-in Capital	Retained Earnings (Accumulated Deficit)
Beginning Balance at Oct. 01, 2020
Beginning Balance (shares) at Oct. 01, 2020
Sale of 545,000 Placement Units	[1],[2]	25,000		$ 454		24,546
Sale of 545,000 Placement Units (shares)	[1],[2]			4,535,000
Net income (loss)		(2,006)					(2,006)
Ending Balance at Dec. 31, 2020		22,994		$ 454	[3]	24,546	(2,006)
Ending Balance (shares) at Dec. 31, 2020	[3]			4,535,000
Sale of 17,500,000 Units, net of underwriting discounts, initial value of public warrants and other offering costs		160,945,107	$ 1,750			160,943,357
Sale of 17,500,000 Units, net of underwriting discounts, initial value of public warrants and other offering costs (shares)			17,500,000
Sale of 545,000 Placement Units		5,319,200	$ 55			5,319,145
Sale of 545,000 Placement Units (shares)			545,000
Forfeiture of Founder Shares				$ (2)	[3]	2
Forfeiture of Founder Shares (shares)	[3]			(23,750)
Class A Common stock subject to possible redemption		(161,336,130)	$ (1,614)			(161,334,516)
Class A Common stock subject to possible redemption (shares)			(16,133,613)
Net income (loss)		48,837					48,837
Ending Balance at Mar. 31, 2021		$ 5,000,008	$ 191	$ 452	[3]	$ 4,952,534	$ 46,831
Ending Balance (shares) at Mar. 31, 2021			1,911,387	4,511,250	[3]

[1]	Includes up to 573,750 shares of Class B common stock subject to forfeiture if the overallotment option is not exercised in full or in part by the underwriters. Due to the underwriter’s partial exercise of the over-allotment on January 11, 2021, the Sponsor forfeited 23,750 shares of Class B common stock resulting in 4,511,250 Founder Shares outstanding.
[2]	The Company effected a stock dividend on January 7, 2021 of 1.17259212 shares of Class B common stock for each share of Class B common stock outstanding prior to the dividend, resulting in an aggregate of 4,535,000 shares of Class B common stock outstanding. All share and per share amounts have been retroactively restated to reflect the stock dividend (see Note 5).
[3]	As of December 31, 2020, shares included up to 573,750 shares of Class B common stock subject to forfeiture if the over-allotment option was not exercised in full or in part by the underwriters. Due to the underwriter’s partial exercise of the over-allotment option on January 11, 2021, the Sponsor forfeited 23,750 shares of Class B common stock, resulting in 4,511,250 Founder Shares outstanding as of March 31, 2021.